Income Taxes - Valuation Allowance (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Valuation allowance
Valuation allowance	$ 95.6	$ 107.3
Net decrease in U.S. and foreign valuation allowances	11.7	71.4
Estimated cumulative amount of earnings from foreign subsidiaries that are permanently invested	609.3
U.S. Federal
Valuation allowance
Valuation allowance	46.8	58.1
Deferred tax assets | U.S. Federal
Valuation allowance
Valuation allowance	0.0	10.4
Deferred tax assets | State
Valuation allowance
Valuation allowance	34.1	36.5
Tax credit carryforward | Foreign
Valuation allowance
Valuation allowance	12.7	11.2
Net operating loss (NOL) carry forwards | Foreign
Valuation allowance
Valuation allowance	$ 48.8	$ 49.2
Minimum
Valuation allowance
Foreign statutory income tax rate	0.00%
Maximum
Valuation allowance
Foreign statutory income tax rate	48.00%